Investments - Narrative (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments [Abstract]
Other investments	$ 1,249,000	$ 1,262,000	$ 0
Deposit Assets	14,800,000	9,800,000	11,800,000
Available-for-sale Securities Pledged as Collateral	$ 7,800,000	$ 8,300,000	$ 10,400,000